Unaudited Consolidated Statement of Changes in Total Equity - 6 months ended Jun. 30, 2015 - USD ($) shares in Thousands, $ in Thousands	Total	General Partner [Member]	Common Units [Member]	Common Units and Additional Paid-in Capital [Member]	Preferred Units [Member]	Non-controlling Interests [Member]	Redeemable Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2014	$ 802,853	$ 21,038		$ 589,165	$ 144,800	$ 47,850	$ 12,842
Beginning balance, units at Dec. 31, 2014			92,386		6,000
Net income	94,636	9,917		69,573	$ 7,510	7,636
Reclassification of redeemable non-controlling interest in net income	(3,139)					(3,139)	3,139
Cash distributions	(115,460)	(10,526)		(99,496)	(5,438)
Distribution of capital to joint venture partner	(220)					(220)	(5,500)
Contribution of capital from joint venture partner	5,500					5,500
Proceeds from equity offerings, net of offering costs	120,813				$ 120,813
Proceeds from equity offerings, units, net of offering costs					5,000
Equity based compensation and other (notes 6h and 11)	1,379	28		1,351
Equity based compensation and other, units			28
Ending balance at Jun. 30, 2015	$ 906,362	$ 20,457		$ 560,593	$ 267,685	$ 57,627	$ 10,481
Ending balance, units at Jun. 30, 2015			92,414		11,000